Property and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 268,093	$ 268,093	$ 268,093
Less accumulated depreciation	267,178	266,836	265,112
Property, Plant and Equipment, Net	915	1,257	2,981
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	46,038	46,038	46,038
Property, Plant and Equipment, Useful Life	3 years	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,661	14,661	14,661
Property, Plant and Equipment, Useful Life	7 years	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	182,914	182,914	182,914
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 24,480	$ 24,480	$ 24,480
Property, Plant and Equipment, Useful Life	5 years	5 years